Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014	May 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	$ 615,053	$ 627,358	$ 645,735	$ 588,508	$ 585,397	$ 537,288	$ 548,589	$ 515,440	$ 532,085	$ 2,446,998	$ 2,133,402	$ 2,081,272
Segment gross profit	87,235				79,996					332,552	282,902	279,920
Accelerated depreciation and restructuring related costs	0				(471)					(1,076)	(1,585)	0
Gross profit	86,844	84,637	91,964	74,299	79,108	72,269	74,044	63,199	71,667	330,008	281,179	279,243
Identifiable assets	1,496,251	1,512,484				1,238,342				1,512,484	1,238,342	1,193,767
Costs related to acquisitions	(1,053)				(635)					(6,021)	(2,661)	(1,425)
Depreciation and amortization expense										47,904	41,451	38,784
Restructuring and related costs										(9,618)	(13,687)	(9,256)
Capital expenditures	10,324				9,601					35,089	26,568	34,003
Accelerated depreciation	0				(108)					(107)	(1,058)	0
Asset impairment										(104)	(1,873)	(3,392)
Curtailment and settlement gains (losses)										(214)	(333)	310
Inventory step-up	(341)				(417)					(1,468)	(138)	(677)
Operating income	21,078				19,932					82,321	63,103	73,403
Costs related to acquisitions in gross profit	(50)				0
Interest expense, net	(2,264)				(2,129)					(8,217)	(7,162)	(7,675)
Foreign currency transaction gains (losses)	(1,099)				(682)					(2,206)	(2,426)	(243)
Other income (expense), net	159				78					434	217	1,342
Income from continuing operations before taxes	17,874				17,199					72,332	53,732	66,827
Long lived assets	250,013	253,921				210,521				253,921	210,521	225,876
Restructuring and related costs	(5,579)				(3,372)
Net sales, percentage	100.00%				100.00%					100.00%	100.00%	100.00%
Custom Performance Color [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	48,078				44,941					186,667	164,128	125,595
Net sales, percentage	8.00%				8.00%					8.00%	8.00%	6.00%
Masterbatch Solutions [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	202,030				182,903					768,723	743,846	750,531
Net sales, percentage	33.00%				31.00%					31.00%	35.00%	36.00%
Engineered Plastics [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	194,516				180,698					753,347	559,462	547,090
Net sales, percentage	32.00%				31.00%					31.00%	26.00%	26.00%
Specialty Powders [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	82,357				86,947					350,510	308,620	314,965
Net sales, percentage	13.00%				15.00%					14.00%	14.00%	16.00%
Distribution Services [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	88,072				89,908					387,751	357,346	343,091
Net sales, percentage	14.00%				15.00%					16.00%	17.00%	16.00%
United States [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers										457,225	383,964	358,376
Long lived assets		95,349				70,197				95,349	70,197	76,699
Germany [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers										548,454	536,833	571,876
Long lived assets		22,716				23,316				22,716	23,316	23,020
France [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers										238,029	221,521	196,103
Long lived assets		22,758				21,854				22,758	21,854	22,832
Other International [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers										1,203,290	991,084	954,917
Long lived assets		113,098				95,154				113,098	95,154	103,325
EMEA [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	371,191				392,462					1,577,867	1,405,882	1,403,151
Segment gross profit	49,706				51,940					206,268	179,242	175,669
Segment operating income	20,039				20,417					80,690	67,320	71,849
Identifiable assets		809,670				735,684				809,670	735,684	677,066
Depreciation and amortization expense										21,832	18,072	17,534
Capital expenditures										13,199	9,157	11,383
USCAN Segment [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	144,707				95,940					475,050	400,449	375,521
Segment gross profit	24,629				13,750					73,278	52,906	51,548
Segment operating income	11,393				3,859					30,418	16,643	15,441
Identifiable assets		458,109				303,553				458,109	303,553	313,935
Depreciation and amortization expense										16,522	14,471	13,800
Capital expenditures										12,235	10,373	11,548
LATAM Segment [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	46,181				50,587					198,313	200,375	183,389
Segment gross profit	5,650				7,683					26,239	28,409	32,734
Segment operating income	595				3,505					8,388	11,708	13,431
Identifiable assets		111,126				109,885				111,126	109,885	113,028
Depreciation and amortization expense										4,128	5,010	3,731
Capital expenditures										4,380	4,665	6,177
APAC [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	52,974				46,408					195,768	126,696	119,211
Segment gross profit	7,250				6,623					26,767	22,345	19,969
Segment operating income	3,508				3,366					12,527	12,108	10,908
Identifiable assets		133,579				89,220				133,579	89,220	89,738
Depreciation and amortization expense										5,422	3,898	3,719
Capital expenditures										5,275	2,373	4,895
Total Segments Excluding Corporate [Member]
Segment Reporting Information [Line Items]
Segment operating income	35,535				31,147					132,023	107,779	111,629
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment operating income	$ (7,484)				$ (6,683)					$ (32,170)	$ (24,926)	$ (23,786)